NOTE PAYABLE (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 02, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity date	May 02, 2022
Interest rate	1.00%	8.00%
Warrant [Member]
The Company obtained an $85,670 promissory note with a maturity date of June 30, 2019, an interest rate of 6%, which is repayable in monthly installments of principal and interest of $2,270. The note is unsecured. The note has been fully repaid as of December 31, 2019.				$ 13,358
Promissory note			$ 85,670
Maturity date			Jun. 30, 2019
Interest rate			6.00%
Periodic payments			$ 2,270